Capital Stock - Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period (shares)	1,832
Granted (shares)	979
Forfeited (shares)	(6)
Outstanding at end of period (shares)	2,805	1,832
Vested and unvested expected to vest (shares)	2,805
Exercisable at end of period (shares)	1,370
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (dollars per share)	$ 22.81
Granted, Weighted Average Exercise Price (dollars per share)	11.05	$ 27.43	$ 23.03
Forfeited, Weighted Average Exercise Price (dollars per share)	29.56
Outstanding at end of period (dollars per share)	18.69	$ 22.81
Vested and unvested expected to vest, Weighted Average Exercise Price (dollars per share)	18.69
Exercisable at end of period, Weighted Average Exercise Price (dollars per share)	$ 21.69
Weighted Average Remaining Contractual Life, Outstanding at end of period	8 years 1 month 10 days
Weighted Average Remaining Contractual Life, Vested and unvested expected to vest	8 years 1 month 10 days
Weighted Average Remaining Contractual Life, Exercisable at end of period	6 years 10 months 24 days
Aggregate Intrinsic Value - Outstanding at end of period	$ 0
Aggregate Intrinsic Value - Vested and unvested expected to vest	0
Aggregate Intrinsic Value - Exercisable at end of period	$ 0
Options exercised in Period, Total Intrinsic Value		$ 1	$ 1